Financial instruments (Details 1) - USD ($) $ in Thousands	Aug. 31, 2025	Aug. 31, 2024
IfrsStatementLineItems [Line Items]
Monetary assets	$ 3,916	$ 3,259
Canada [Member]
IfrsStatementLineItems [Line Items]
Monetary assets	499	621
Monetary liabilities	891	893
Tanzania [Member]
IfrsStatementLineItems [Line Items]
Monetary assets	8,322	5,543
Monetary liabilities	$ 30,555	$ 23,172